Leases - Summary of Future Minimum Lease Rental Payments under Non-cancellable Operating Leases and Finance Leases (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of finance lease and operating lease by lessee [line items]
Operating, minimum lease payments, minimum lease commitments	₨ 53,678.7	$ 823.6	₨ 39,114.6
Finance, minimum lease payments, minimum lease commitments	917.0	14.1	1,047.5
Finance, less: future finance charges	(227.2)		(286.1)
Finance, present value of minimum lease payments	689.8	10.6	761.4
Included in the financial statements as: Other financial liabilities - current (refer note 20)	222.3	3.4	221.3
Included in the financial statements as: Other financial liabilities - non-current (refer note 21)	467.5	7.2	540.1
Finance lease liabilities	689.8	$ 10.6	761.4
Not later than one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating, minimum lease payments, minimum lease commitments	8,808.0		6,597.7
Finance, minimum lease payments, minimum lease commitments	253.9		258.2
Finance, present value of minimum lease payments	222.3		221.3
Later than one year but not later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating, minimum lease payments, minimum lease commitments	21,527.8		17,871.4
Finance, minimum lease payments, minimum lease commitments	282.5		417.1
Finance, present value of minimum lease payments	221.9		338.1
Later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating, minimum lease payments, minimum lease commitments	23,342.9		14,645.5
Finance, minimum lease payments, minimum lease commitments	380.6		372.2
Finance, present value of minimum lease payments	₨ 245.6		₨ 202.0